Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 9. Intangible assets, net

Intangible assets, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Patents	$51,498	$52,944
Less: accumulated amortization	(7,725)	(2,647)
Intangible assets, net	$43,773	$50,297

Amortization expenses included in general and administrative expenses were $5,224, $2,647 and nil for the years ended December 31, 2024, 2023 and 2022, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2024	$5,224
Fiscal year 2025	5,224
Fiscal year 2026	5,224
Fiscal year 2027	5,224
Fiscal year 2028	5,224
Thereafter	17,653
Total	$43,773